Derivative Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Liabilities Details
1,613,162 warrants expiring on Jan 25, 2012		$ 1,115
Exercise price of Warrant	$ 0.25